Basis of Presentation and General Information (Details Narrative)		1 Months Ended	3 Months Ended	6 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended
	May 13, 2015 $ / shares shares	Jan. 21, 2014 $ / shares shares	Mar. 27, 2012 $ / shares shares	Jun. 30, 2016 Teutonic shares	Aug. 07, 2013 $ / shares shares	Oct. 19, 2012 $ / shares shares	Dec. 31, 2015 Teutonic $ / shares shares	Dec. 31, 2014 shares	Jun. 30, 2015 shares
Stock Issued During Period Shares New Issues								598,400
Common Stock Par Or Stated Value Per Share | $ / shares							$ 0.0001
Balance of shares as at period end				75,697,600
Follow on offering [Member]
Stock Issued During Period Shares New Issues			7,500,000
Common Stock Par Or Stated Value Per Share | $ / shares			$ 0.0001
Sale of Stock, Price Per Share | $ / shares			$ 14.1
Second follow-on offering [Member]
Stock Issued During Period Shares New Issues						7,000,000
Common Stock Par Or Stated Value Per Share | $ / shares						$ 0.0001
Sale of Stock, Price Per Share | $ / shares						$ 14
Costamare Inc [Member]
Entity Incorporation State Country Name				Republic of the Marshall Islands
Entity Incorporation Date Of Incorporation				Apr. 21, 2008
Number of shipowning companies acquired during the entity's reorganization				53
Date of reorganization completion				November 2008
Date of IPO completion				November 4, 2010
Stock Issued During Period Shares New Issues							448,800
Balance of shares as at period end								74,800,000	75,099,200
Percentage of outstanding common shares owned by the Family				65.10%
Public offering of Series C Cumulative Redeemable Perpetual Preferred Stock [Member]
Preferred stock dividend rate	8.75%	8.50%
Stock Issued During Period Shares New Issues	4,000,000	4,000,000
Common Stock Par Or Stated Value Per Share | $ / shares	$ 0.0001	$ 0.0001
Sale of Stock, Price Per Share | $ / shares	$ 25	$ 25
Public offering of Series B Cumulative Redeemable Perpetual Preferred Stock [Member]
Preferred stock dividend rate					7.625%
Stock Issued During Period Shares New Issues					2,000,000
Common Stock Par Or Stated Value Per Share | $ / shares					$ 0.0001
Sale of Stock, Price Per Share | $ / shares					$ 25
Fleet information [Member]
Number of vessels at period end				54			54
Carrying capacity of vessels at period end (TEU) | Teutonic				317,774			317,774
Number Subsidiaries [Member]
Number of subsidiaries incorporated in Marshall Islands				5
Total wholly owned subsidiaries as at period end				92
Common stock issued to Costamare Shipping [Member]
Stock Issued During Period Shares New Issues							448,800
Common stock issued to Costamare Services [Member]
Stock Issued During Period Shares New Issues				299,200			149,600